AQUILA ROCKY MOUNTAIN EQUITY FUND

                          Supplement to the Prospectus
                      For Class A Shares and Class C Shares
                              Dated April 30, 2002


The purpose of this supplement is to (1) modify the disclosure in the Prospectus to reflect the Fund's policies for dealing with short-term trading in Fund shares, including the addition of a redemption fee for certain Class A Shares; and (2) to extend until September 30, 2002 a promotional program with respect to the sale of Class A shares.

The table of Fees and Expenses (not including the "Example," which remains unchanged) in the Prospectus is hereby replaced by the following:

                                        Class A             Class C
                                        Shares              Shares

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
 imposed on Purchases
 (as a percentage of offering price) ...  4.25%               None
Maximum Deferred Sales Charge (Load)
 (as a percentage of the lesser of
 redemption value or purchase price) ...  None(1)             2.00%(2)
Maximum Sales Charge (Load)
 imposed on Reinvested Dividends or
 Distributions
 (as a percentage of offering price)...   None                None
Redemption Fee (as a percentage of
  redemption proceeds).................   None(3)             None
Exchange Fees .........................   None                None

Annual Fund Operating Expenses
(expenses that are deducted from the Fund's assets)(4)

Management Fee (4).....................   1.50%               1.50%
Distribution (12b-1) Fee ..............   0.25%               0.75%
All Other Expenses:
 Service Fee ..........................   None                0.25%
 Other Expenses (4)....................   3.16%               3.16%
 Total All Other Expenses (4)..........   3.16%               3.41%
Total Annual Fund
 Operating Expenses (4)................   4.91%               5.66%
Total Fee Waivers
 and/or Reimbursement(5)...............   3.41%               3.41%
Net Expenses(5) .......................   1.50%               2.25%

(1) If you buy Class A Shares in transactions of $1 million or more there is no sales charge but you will be subject to a contingent deferred sales charge of up to 1% if you redeem your shares during the first two years after purchase and
0.50 of 1% during the third and fourth years after purchase. Purchases without sales charge of Class A Shares with the proceeds of redemptions of shares of other investment companies and certain promotional programs also carry a CDSC. Through September 30, 2002, or until the net assets of the Fund reach $9 million, whichever first occurs, all sales load charges are waived on purchases of Class A Shares; these shares are considered Promotional CDSC Class A Shares and are subject to a maximum Contingent Deferred Sales charge of 3%.

(2) A contingent deferred sales charge of 2% is imposed on the redemption proceeds of the shares if redeemed during the first 24 months after purchase.

(3) If you purchase Class A Shares without a sales charge and the shares are not subject to a contingent deferred sales charge, you will pay a redemption fee of 2.00% of the redemption value of any of those shares that you redeem within 120 days of purchasing them.

(4) The actual expense ratios for the fiscal year ended December 31, 2001 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: for Class A shares, management fees, 0.00%; 12b-1 fee, 0.25%; and other expenses, 1.25% resulting in Total Fund Operating Expenses of 1.50%; for Class C Shares, management fees, 0.00%; 12b-1 fee, 0.75%; service fee, 0.25% and other expenses, 1.25% resulting in Total Fund Operating Expenses of 2.25%.

(5) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2002 through December 31, 2002 so that total Fund expenses will not exceed 1.50% for Class A Shares or 2.25% for Class C Shares.

---------------

In the section headed "Can I purchase shares of the Fund?" under "Purchases," the paragraph "The Fund and the Distributor may reject any order for the purchase of shares" is expanded to include the following:

         For example, because excessive movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Fund may reject purchase orders, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares.

---------------

The following is inserted as the third paragraph under "Redeeming Your Investment":

         However, if you have purchased Class A Shares without a sales charge and the shares are not subject to a contingent deferred sales charge, you will pay a redemption fee of 2.00% of the value of any of those shares that you redeem within 120 days of purchasing them. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to Class A Shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability.

---------------

         The Special Promotion described under the caption "Redemption of CDSC Class A Shares" has been extended through September 30, 2002 or until the net assets of the Fund reach $9 million, whichever occurs sooner.


                  The date of this supplement is July 9, 2002.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

                          Supplement to the Prospectus
                      For Class I Shares and Class Y Shares
                              Dated April 30, 2002


The purpose of this supplement is to modify the disclosure in the Prospectus to reflect the Fund's policies for dealing with short-term trading in Fund shares, including the addition of a redemption fee.

The Table of Fees and Expenses (not including the "Example," which remains unchanged) in the Prospectus is hereby replaced by the following:


                                        Class I             Class Y
                                        Shares              Shares

Shareholder Fees
 (fees paid directly from your investment)

Maximum Sales Charge (Load)
 imposed on Purchases
 (as a percentage of offering price) ... None                None
Maximum Deferred Sales Charge (Load)...  None                None
Maximum Sales Charge (Load)
 imposed on Reinvested Dividends or
 Distributions
 (as a percentage of offering price)...  None                None
Redemption Fee (as a percentage of
 (redemption proceeds)(1).............  2.00%               2.00%
Exchange Fees..........................  None                None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets) (2)

Management Fee (2)...................... 1.50%               1.50%
Distribution (12b-1) Fee...............  0.10%(3)            None
All Other Expenses(2)................... 3.04%               3.16%
Total Annual Fund
 Operating Expenses(2).................. 4.64%               4.66%
Total Fee Waivers
 and/or Reimbursement(4)................ 3.41%               3.41%
Net Expenses(4)......................... 1.23%               1.25%

(1) This fee applies to shares redeemed within 120 days of purchase.

(2) The actual expense ratios for the fiscal year ended December 31, 2001 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: management fees, all other expenses, and total fund operating expenses for Class I Shares would have been 0.00%, 1.13%, and 1.23%, respectively; for Class Y Shares, these expenses would have been 0.00%, 1.25%, and 1.25%, respectively. Other expenses for the two classes differ because Class I Shares bear program costs for financial intermediaries of 0.25%, which includes transfer agent services, and charges common to both classes of 2.79%; Class Y Shares bear only the common charges of 2.79% and an allocation for transfer agent services of 0.37%.

(3) Current rate; up to 0.25% can be authorized by the Trustees.

(4) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2002 through December 31, 2002 so that total Fund expenses will not exceed 1.23% for Class I shares or 1.25% for Class Y Shares.


---------------

In the section headed "Can I purchase shares of the Fund?" under "Purchases," the paragraph "The Fund and the Distributor may reject any order for the purchase of shares" is expanded to include the following:

                  For example, because excessive movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Fund may reject purchase orders, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares.

---------------

The following is inserted as the first paragraph under "Redeeming Your Investment":

                  If you redeem Class I or Class Y Shares within 120 days of purchasing them, you will pay a redemption fee of 2.00% of the value of those shares. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to Class I shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability.


                  The date of this supplement is July 9, 2002.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

              Supplement to the Statement of Additional Information
                              Dated April 30, 2002


The Statement of Additional Information is hereby supplemented as follows:

The following is inserted as the second paragraph in the section entitled "Purchase, Redemption and Pricing of Shares":


Short-term Trading; Redemption Fee

The Fund and the Distributor may reject any order for the purchase of shares. For example, because excessive movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Fund may reject purchase orders, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption of Class A Shares on which a sales charge is not imposed, of Class I Shares or of Class Y Shares, if the redemption occurs within 120 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability.

---------------

The following is inserted as the fourth numbered paragraph in the subsection entitled "Exchange Privilege" under "Purchase, Redemption and Pricing of Shares":

         (4) Redemption Fee Applicable to Certain Exchanges. The Fund currently imposes a redemption fee on any redemption of Class A Shares on which a sales charge is not imposed, and on Class I Shares and Class Y Shares, if the redemption occurs within 120 days of purchase. Effective September 7, 2002, this fee will be extended to exchanges of such shares out of the Fund that occur within 120 days of purchase.


                  The date of this supplement is July 9, 2002.